CONSOLIDATED STATEMENTS OF OPERATING RESULTS (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit or loss [abstract]
Depreciation and amortization	$ 236	$ 283	$ 308